MARKET RISK	12 Months Ended
Dec. 31, 2019
Market Risk
MARKET RISK

Hudson’s financial assets and liabilities are mainly exposed to market risk in foreign currency exchange and interest rates. Hudson’s objective is to minimize the impact on the consolidated statements of comprehensive income and to reduce fluctuations in cash flows through structuring the respective transactions to minimize market risks. In cases, where the associated risk cannot be hedged appropriately through a transaction structure, and the evaluation of market risks indicates a material exposure, Hudson may use financial instruments to hedge the respective exposure.

Hudson may enter into a variety of financial instruments to manage its exposure to foreign currency risk, including forward foreign exchange contracts, currency swaps and over the counter plain vanilla options.

During the current financial year Hudson has not utilized foreign currency forward contracts and options for hedging purposes.

33.1 FOREIGN CURRENCY RISK MANAGEMENT

Hudson manages the cash flow surplus or deficits in foreign currency of the operations through FX-transactions in the respective local currency. Major imbalances in foreign currencies at Company level may be hedged through foreign exchange forwards contracts.

33.2 FOREIGN CURRENCY SENSITIVITY ANALYSIS

Among various methodologies to analyze and manage risk, Hudson utilizes a system based on sensitivity analysis. This tool enables Company treasury to identify the level of risk of each entity. Sensitivity analysis provides an approximate quantification of the exposure in the event that certain specified parameters were to be met under a specific set of assumptions.

Foreign Currency Exposure

IN MILLIONS OF USD	USD 1	EURO	CAD	OTHER	TOTAL
DECEMBER 31, 2019
Monetary assets	1.2	–	0.7	–	1.9
Monetary liabilities	13.5	0.3	0.1	0.8	14.7
Net currency exposure	(12.3)	(0.3)	0.6	(0.8)	(12.8)

DECEMBER 31, 2018
Monetary assets	1.1	–	–	–	1.1
Monetary liabilities	6.8	0.9	–	0.3	8.0
Net currency exposure	(5.7)	(0.9)	–	(0.3)	(6.9)

1	USD owed / held by Canadian subsidiaries.

The sensitivity analysis includes all monetary assets and liabilities held by each Hudson company irrespective of whether the positions are third party or intercompany.

The foreign exchange rate sensitivity is calculated by aggregation of the net foreign exchange rate exposure of Hudson entities at December 31 of the respective year. The values and risk disclosed here are the hedged and not hedged positions assuming a 5% appreciation of the USD against all other currencies. A positive result indicates a profit, before tax in the consolidated statements of comprehensive income or in the hedging and revaluation reserves within other comprehensive income when the USD strengthens against the relevant currency.

IN MILLIONS OF USD	31.12.2019	31.12.2018
Effect on the consolidated statements of comprehensive income - profit / (loss) of USD	0.6	0.3